SCHEDULE OF WARRANT ISSUED (Details)	12 Months Ended
	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 AUD ($) $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2021 AUD ($) $ / shares shares
Warrants One [member]
IfrsStatementLineItems [Line Items]
Valuation date		Dec. 20, 2022		Jul. 21, 2020
Grant Date		Dec. 20, 2022		Jun. 01, 2020
Warrants issued | shares	250,000	250,000	39,975,000	39,975,000
Underlying asset price		$ 1.525		$ 0.0070
Risk free rate		4.10%		0.42%
Volatility		75.00%		148.66%
Exercise price presented in United States Dollar	$ 1.625		$ 0.00417
Exchange rate at valuation date		1 to USD$0.669		1 to US$0.7127
Exercise price presented in Australian Dollar		$ 2.429		$ 0.0146
Time to maturity of underlying warrants (years)		5 years 1 month 13 days		5 years
Value per warrant in Australian Dollar		$ 0.5398		$ 0.009
Model used		Black Scholes		Binomial
Valuation amount | $		$ 134,956		$ 360,017
Warrants Two [Member]
IfrsStatementLineItems [Line Items]
Valuation date				Jan. 25, 2021
Grant Date				Jan. 25, 2021
Warrants issued | shares			48,750,000	48,750,000
Underlying asset price				$ 0.0110
Risk free rate				0.414%
Volatility				147.29%
Exercise price presented in United States Dollar			$ 0.0109
Exchange rate at valuation date				1 to US$0.7708
Exercise price presented in Australian Dollar				$ 0.0142
Time to maturity of underlying warrants (years)				5 years
Value per warrant in Australian Dollar				$ 0.0098
Model used				Binomial
Valuation amount | $				$ 476,297